As Filed with the
Commission on June 30, 1998
Registration No. 333-50593
SEC File No. 811-7473

                   Securities and Exchange Commission
                          Washington, D.C.

                             Form N-1A

Registration Statement Under the Securities Act of 1933    X

     Pre-Effective Amendment No.      3

     Post-Effective Amendment No.

Registration Statement Under the Investment Company Act
of 1940                                                    X

     Amendment No. 4

                         Mosaic Focus Fund Trust
          (Exact Name of Registrant as Specified in Charter)

           1655 Fort Myer Drive, Arlington, Virginia  22209

            Registrant's Telephone Number:  (703) 528-3600

                W. Richard Mason, Secretary
                     Mosaic Focus Fund Trust
                      1655 Fort Myer Drive
                         Suite 1000
                   Arlington, Virginia  22209
               (Name and Address of Agent for Service)

 Copies to:
                    John Rashke, Esquire
                   DeWitt Ross & Stevens, LC
                   8000 Excelsior Drive
                   Madison, Wisconsin 53717

                    David Leahy, Esquire
                   Sullivan & Worcester, LLP
               1025 Connecticut Avenue, N.W.
                 Washington, D.C.  20036

Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective:
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Mosaic Focus Fund

Cross-Reference Sheet

Form N1-A

Incorporated herein by reference are Parts A, B and C of the Form N1-A filed by the registrant under Rule 497 of the Securities Act of 1933 and as Form N1-A/A under EDGAR on June 19, 1998.

In addition to the items incorporated herein by reference from the registrant's June 19, 1998 filing with the Commission, incorporated herein by reference for the purpose of demonstrating the registrant's satisfaction of its required initial minimum funding is the audited annual report of the registrant (then known as Madison Opportunity Fund, Inc.) as of December 31, 1997, filed with the Commission on EDGAR form type N-30D on March 9, 1998, Investment Company Act of 1940 File Number 811-07473.

                           Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Arlington, Commonwealth of Virginia, on the 30th day of June, 1998.

                              Mosaic Focus Fund

                              By: (signature)
                              Katherine L. Frank
                              President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the above date indicated.


                                Trustee*
Frank E. Burgess

                                Trustee*
Lorence Wheeler


                                Trustee*
Thomas S. Kleppe


                                Trustee*
James Imhoff


*(Signature),      Attorney-In-Fact,         6/30/1998
John Rashke, Esquire